FINANCIAL INSTRUMENTS - Debt and Interest (Details) - USD ($)			12 Months Ended
	Jan. 31, 2020	May 02, 2013	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2011	Oct. 16, 2009
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 5,738,000,000	$ 6,423,000,000
Proceeds			0	0
Repayments			(281,000,000)	(687,000,000)
Amortization and other			107,000,000	2,000,000
Borrowings			5,536,000,000	5,738,000,000	$ 6,423,000,000
Less: current portion			(375,000,000)	(43,000,000)	59,000,000
Non-current portion of non-current borrowings			5,161,000,000	5,695,000,000	6,364,000,000
Proceeds from current borrowings			0	0
Proceeds from non-current borrowings			0	0
Less: Repayments of current borrowings			0	0
Repayments of non-current borrowings			(309,000,000)	(687,000,000)
Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings			5,467,000,000
BNAF Notes Due 2021 and 2041
Disclosure of detailed information about borrowings [line items]
Borrowings			842,000,000	1,468,000,000
Proceeds			0	0
Repayments			0	(629,000,000)
Amortization and other			0	3,000,000
Borrowings			842,000,000	842,000,000	1,468,000,000
BNAF Notes Due 2021
Disclosure of detailed information about borrowings [line items]
Repayments				0		$ (721,000,000)
Borrowings, interest rate (as percent)								4.40%
BNAF Notes Due 2041
Disclosure of detailed information about borrowings [line items]
Borrowings			850,000,000
Borrowings			850,000,000	850,000,000
Borrowings, interest rate (as percent)								5.70%
3.85%/5.25% notes
Disclosure of detailed information about borrowings [line items]
Borrowings			1,079,000,000	1,079,000,000
Proceeds			0	0
Repayments			0	0
Amortization and other			0	0
Borrowings			1,079,000,000	1,079,000,000	1,079,000,000
Less: current portion			$ (336,000,000)	0
Borrowings, interest rate (as percent)			385.00%
5.80% notes
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 395,000,000	395,000,000
Proceeds			0	0
Repayments			0	0
Amortization and other			0	0
Borrowings			395,000,000	395,000,000	395,000,000
Notional amount			$ 400,000,000	400,000,000
Borrowings, interest rate (as percent)			580.00%
6.35% notes
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 594,000,000	593,000,000
Proceeds			0	0
Repayments			0	0
Amortization and other			0	1,000,000
Borrowings			594,000,000	594,000,000	593,000,000
Notional amount			$ 600,000,000	600,000,000
Borrowings, interest rate (as percent)			635.00%
Other fixed rate notes
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 1,326,000,000	1,326,000,000
Proceeds			0	0
Repayments			(248,000,000)	0
Amortization and other			2,000,000	0
Borrowings			1,080,000,000	1,326,000,000	1,326,000,000
BPDAF notes due 2019
Disclosure of detailed information about borrowings [line items]
Borrowings			248,000,000
Repayments			(248,000,000)			(152,000,000)
Borrowings			0	248,000,000
Borrowings, interest rate (as percent)									4.95%
BNAF notes due 2038
Disclosure of detailed information about borrowings [line items]
Borrowings			250,000,000
Borrowings			250,000,000	250,000,000
BPADF Notes Due 2039
Disclosure of detailed information about borrowings [line items]
Borrowings			850,000,000
Borrowings			850,000,000	850,000,000
Borrowings, interest rate (as percent)									5.95%
Capital leases
Disclosure of detailed information about borrowings [line items]
Borrowings			19,000,000	46,000,000
Proceeds			0	0
Repayments			(28,000,000)	(27,000,000)
Amortization and other			105,000,000	0
Borrowings			96,000,000	19,000,000	46,000,000
Less: current portion			(25,000,000)	(11,000,000)
Nevada Gold Mines Capital Leases [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings			0
Borrowings			32,000,000	0
Loulo Capital Leases [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings			0
Borrowings			32,000,000	0
Lumwana Capital Lease [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings			3,000,000
Borrowings			10,000,000	3,000,000
Pascua-Lama Capital Lease
Disclosure of detailed information about borrowings [line items]
Borrowings			9,000,000
Borrowings			6,000,000	9,000,000
Porgera Capital Lease
Disclosure of detailed information about borrowings [line items]
Borrowings			0
Borrowings			5,000,000	0
Other debt obligations
Disclosure of detailed information about borrowings [line items]
Borrowings			598,000,000	603,000,000
Proceeds			0	0
Repayments			(4,000,000)	(3,000,000)
Amortization and other			0	(2,000,000)
Borrowings			594,000,000	598,000,000	603,000,000
Less: current portion			0	(4,000,000)
Other debt obligations | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings			0
4.10%/5.75% notes
Disclosure of detailed information about borrowings [line items]
Borrowings			842,000,000	842,000,000
Proceeds			0	0
Repayments			0	0
Amortization and other			0	0
Borrowings			842,000,000	842,000,000	842,000,000
Notional amount			850,000,000	850,000,000
4.10%/5.75% notes | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 3,000,000,000
Acacia Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings			43,000,000	71,000,000
Proceeds			0	0
Repayments	$ (14,000,000)		(29,000,000)	(28,000,000)	(28,000,000)	$ (29,000,000)	$ (14,000,000)
Amortization and other			0	0
Borrowings			14,000,000	43,000,000	$ 71,000,000
Less: current portion			(14,000,000)	$ (28,000,000)
Acacia Credit Facility | Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings			14,000,000
Consolidated total [Member]
Disclosure of detailed information about borrowings [line items]
Repayments			$ (309,000,000)